                                    WESTCORE TRUST


          SUPPLEMENT DATED JULY 27, 1998 TO THE MIDCO GROWTH FUND PROSPECTUS
                                DATED OCTOBER 1, 1997.

THE FOLLOWING CHANGES TO THE MIDCO GROWTH FUND PROSPECTUS ARE EFFECTIVE AUGUST 5, 1998:

     1. The following supplements the information under the caption "How to Invest and Obtain Information" in the Prospectus on pages 14-20:


HOW TO CONTACT WESTCORE FUNDS

By Regular Mail:
                              Westcore Funds
                              P.O. Box 8319
                              Boston, MA 02266-8319

By Express, Certified or Registered Mail:
                              Westcore Funds
                              c/o BFDS
                              66 Brooks Drive
                              Boston, MA 02184


By Telephone:
                              Investor Service Representative
                              Weekdays 7 a.m. to 6 p.m. Mountain Time
                              1-800-392-CORE (2673)


                              Westcore Automated Service Line
                              24 hours-a-day, seven days a week
                              1-800-392-CORE (2673)


By Computer:
                              Use your personal computer to access
                              www.westcore.com and the Westcore
                              Trans@ction Center 24 hours-a-day,
                              seven days a week.

PURCHASING SHARES

By Telephone             If you are adding to an existing account:

                              You can make purchases into Westcore Funds accounts by calling 1-800-392-CORE (2673) and speaking with an Investor Service Representative during normal business hours or using the Automated Service Line 24 hours-a-day. Authorize electronic transfers from your bank account on your account application, or call us for the appropriate form to add electronic transfer authorization to your existing account.

                              See below for further information about the Automated Telephone Service.

                         If you already have an existing account and you wish to open a new account with identical registration and account options in another Fund:

                              You can open a new account copying your existing Westcore Funds account registration and account options by calling 1-800-392-CORE (2673) and speaking with an Investor Service Representative during normal business hours or using the Automated Service Line 24 hours-a-day. Authorize electronic transfers from your bank account on your account application, or call us for the appropriate form to add electronic transfer authorization to your existing account.

                              See below for further information about the Automated Telephone Service.


By Computer              If you are adding to an existing account:

                              You can make purchases into Westcore Funds accounts by accessing the Westcore Trans@ction Center at www.westcore.com 24 hours-a-day. Authorize electronic transfers from your bank account on your account application, or call us for the appropriate form to add electronic transfer authorization to your existing account.

                              See below for further information about the Westcore Trans@ction Center.

                         If you already have an existing account and you wish to open a new account with identical registration and account options in another Fund:

                              You can open a new account copying your existing Westcore Funds account registration and account options by accessing the Westcore Trans@ction Center at www.westcore.com 24 hours-a-day. Authorize electronic transfers from your bank account on your account application, or call us for the appropriate form to add electronic transfer authorization to your existing account.

                              See below for further information about the Westcore Trans@ction Center.


If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase. If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. The Funds reserve the right to reject any order.

EXCHANGING SHARES


By Telephone        If you are exchanging into an existing account:

                         Your account will automatically have the telephone exchange privilege, unless you specifically decline this option on the application or in writing. You can make exchanges into Westcore Funds accounts by calling 1-800-392-CORE (2673) and speaking with an Investor Service Representative during normal business hours or using the Automated Service Line 24 hours-a-day.

                         See below for further information about the Automated Telephone Service.

                    If you already have an existing account and you wish to exchange into a new account with identical registration and account options in another Fund:

                         Your account will automatically have the telephone exchange privilege, unless you specifically decline this option on the application or in writing. You can exchange into a new account copying your existing Westcore Funds account registration and account options by calling 1-800-392-CORE (2673) and speaking with an Investor Service Representative during normal business hours or using the Automated Service Line 24 hours-a-day.

                         See below for further information about the Automated Telephone Service.

By Computer         If you are exchanging into an existing account:

                         Your account will automatically have the computer exchange privilege, unless you specifically decline this option in writing. You can make exchanges into Westcore Funds accounts by accessing the Westcore Trans@ction Center at www.westcore.com 24 hours-a-day.

                         See below for further information about the Westcore Trans@ction Center.

                    If you already have an existing account and you wish to exchange into a new account with identical registration and account options in another Fund:

                         Your account will automatically have the computer exchange privilege, unless you specifically decline this option in writing. You can exchange into a new account copying your existing Westcore Funds account registration and account options by accessing the Westcore Trans@ction Center at www.westcore.com 24 hours-a-day.

                         See below for further information about the Westcore Trans@ction Center.

REDEEMING SHARES

You may redeem your Fund shares on any business day which the New York Stock Exchange is open. If you have any questions about how to redeem your shares, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within seven business days after receipt of a valid redemption request.

If you have authorized the electronic funds transfer service, your redemption proceeds will be wired directly into your designated bank account normally on the second business day after receipt of a valid redemption request.

If the shares being redeemed are held in certificate form, the certificate must be returned with or before your redemption request.

If the shares being redeemed were purchased by check, telephone, computer or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.

By Telephone             Your account will automatically have the telephone
                         redemption privilege, unless you specifically decline this option on the application or in writing. You can make redemptions from Westcore Funds accounts by calling 1-800-392-CORE (2673) and speaking with an Investor Service Representative during normal business hours or using the Automated Service Line 24 hours-a-day. Authorize electronic transfers from your bank account on your account application, or call us for the appropriate form to add electronic transfer authorization to your existing account.

                         See below for further information about the Automated Telephone Service.


By Computer              Your account will automatically have the computer
                         redemption privilege, unless you specifically decline this option in writing. You can make redemptions from Westcore Funds accounts by accessing the Westcore
                         Trans@ction Center at www.westcore.com 24 hours-a-day.
                         You need to have authorized electronic transfers from your bank account on your account application or call us for the appropriate form to add electronic transfer authorization to your existing account.

                         See below for further information about the westcore Trans@ction Center.


ADDITIONAL INFORMATION ON TELEPHONE AND COMPUTER SERVICE

Normal business hours to speak with an Investor Service Representative at 1-800-392-CORE (2673) are 7am - 6 pm Mountain Time, Monday through Friday.

Westcore Automated Service Line can be reached via 1-800-392-CORE (2673) for 24 hour access to account and fund information, purchases, exchanges and redemptions and ordering duplicate statements, tax forms or additional checkbooks for the BlackRock Money Market Portfolio.

Visit our website at www.westcore.com to find out up-to-date information on each of the Westcore Funds. In addition, you can access the Westcore Trans@ction Center for 24 hour access to account information, purchases, exchanges and redemptions.

All shareholders [except for certain accounts opened through Service Organizations (as defined below) and certain retirement accounts] automatically have access to Telephone Service and Westcore Trans@ction Center unless written notification explicitly declining these services is received by Westcore Funds at P.O. Box 8319, Boston, MA 02266-8319.

Shareholders can follow the instructions provided at the Automated Service Line and Westcore Trans@ction Center to access these services using a personal identification number(s).

Telephone and Computer redemptions are not available for shares held in individual retirement accounts sponsored by the funds. In addition, telephone and computer exchanges and redemptions are not available for shares held in accounts registered to business entities (i.e. corporations, partnerships, sole proprietorships) or fiduciary entities (i.e. Uniform Gift to Minor Account, etc.).

Each separate transaction type (purchases, exchange-in, exchange-out and redemptions) via these services has a $25,000 daily maximum for transactions processed by telephone and/or computer.

Purchases or Redemptions by Wire are not available using either the Automated Service Line or Westcore Trans@ction Center.

You may choose to initiate certain transactions by telephone or computer. Although Westcore Funds has designed procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the address of record, shareholders may give up some level of security by choosing to purchase, exchange or redeem shares by telephone or computer rather than by mail. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or computer transactions when procedures are followed which are reasonably designed to confirm that computer or telephone transaction request is genuine. It may be difficult to reach the Funds by telephone or computer during periods of unusual market activity. If this happens, you may redeem your shares by mail as described in this Prospectus.

The Funds or their agents may, in case of emergency, temporarily suspend telephone and computer transactions and other shareholder services.

     The following additions to the prospectus are in bold type.

     2. The second paragraph under the caption "Fund Specifics - In what types of securities does the Fund invest?" on page 10 is changed to read as follows:

     "Westcore MIDCO Growth Fund invests primarily in equity securities of medium capitalization companies. As of MAY 29, 1998, the median capitalization of companies held by the Westcore MIDCO Growth Fund was $2.5 BILLION. UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF THE VALUE OF THE WESTCORE MIDCO GROWTH FUND'S TOTAL ASSETS IS INVESTED IN

COMPANIES WITH MARKET CAPITALIZATIONS OF $900 MILLION TO $14 BILLION AT THE TIME OF PURCHASE."


     3. The second sentence under the caption "Fund Specifics - What are the other investment policies of the Fund?" on page 10 is changed to read as follows:

     "The Fund may invest up to 25% of its total assets in securities which are below investment grade, whether rated or unrated, and which are convertible into common stock."

     4. The first sentence under the caption "Price of Fund Shares" on page 21 is changed to read as follows:

     "All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request and payment, if required, are received by the transfer agent OR CERTAIN AUTHORIZED BROKER-DEALERS OR DESIGNATED INTERMEDIARIES in proper form."

     5. The third sentence under the caption "Price of Fund Shares" on page 21 is changed to read as follows:

     "In order to receive a day's price, your order must be received by the transfer agent OR CERTAIN AUTHORIZED BROKER-DEALERS OR DESIGNATED INTERMEDIARIES by the close of regular trading on the NYSE on that day."

     6. The following paragraph is added after the second paragraph under the caption "Price of Fund Shares" on page 21:

     "WESTCORE HAS AUTHORIZED CERTAIN BROKER-DEALERS TO ACCEPT ON ITS BEHALF PURCHASE ORDERS MADE THROUGH A 'MUTUAL FUND SUPERMARKET.' SUCH AUTHORIZED BROKER-DEALERS MAY DESIGNATE OTHER INTERMEDIARIES TO ACCEPT PURCHASE ORDERS ON BEHALF OF WESTCORE."

     7. The following sentence is added at the end of the paragraph under the caption "Management of Fund - Portfolio Manager" on page 24:

     "MR. ANDERSON WORKS WITH SECURITIES ANALYSTS WHO FROM TIME TO TIME PURCHASE AND SELL SPECIFIC SECURITIES UNDER HIS SUPERVISION."

[LOGO] Westcore Funds
       370 17th Street
       Suite 3100
       Denver, Colorado  80202
       1-800-392-CORE (2673)
       www.westcore.com
       Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.

                                    WESTCORE TRUST


    SUPPLEMENT DATED JULY 27, 1998 TO THE EQUITY AND BOND FUNDS PROSPECTUS DATED
                                  OCTOBER 1, 1997.

THE FOLLOWING CHANGES TO THE EQUITY AND BOND FUNDS PROSPECTUS ARE EFFECTIVE AUGUST 5, 1998:

     1. The following supplements the information under the caption "How to Invest and Obtain Information" in the Prospectus on pages 18-21:


HOW TO CONTACT WESTCORE FUNDS


By Regular Mail:
                                        Westcore Funds
                                        P.O. Box 8319
                                        Boston, MA 02266-8319

By Express, Certified or Registered Mail:
                                        Westcore Funds
                                        c/o BFDS
                                        66 Brooks Drive
                                        Boston, MA 02184


By Telephone:
                                        Investor Service Representative
                                        Weekdays 7 a.m. to 6 p.m. Mountain Time
                                        1-800-392-CORE (2673)


                                        Westcore Automated Service Line
                                        24 hours-a-day, seven days a week
                                        1-800-392-CORE (2673)


By Computer:
                                        Use your personal computer to access
                                        www.westcore.com and the Westcore
                                        Trans@ction Center 24 hours-a-day,
                                        seven days a week.


PURCHASING SHARES

By Telephone                            If you are adding to an existing
                                        account:

                                             You can make purchases into
                                             Westcore Funds accounts by calling
                                             1-800-392-CORE (2673) and speaking
                                             with an Investor Service
                                             Representative during normal
                                             business hours or using the
                                             Automated Service Line 24 hours-a-
                                             day.  Authorize electronic
                                             transfers from your bank account on
                                             your account application, or call
                                             us for the appropriate form to add
                                             electronic transfer authorization
                                             to your existing account.

                                             See below for further information
                                             about the Automated Telephone
                                             Service.

                                        If you already have an existing account
                                        and you wish to open a new account with
                                        identical registration and account
                                        options in another Fund:

                                             You can open a new account copying
                                             your existing Westcore Funds
                                             account registration and account
                                             options by calling 1-800-392-CORE
                                             (2673) and speaking with an
                                             Investor Service Representative
                                             during normal business hours or
                                             using the Automated Service Line 24
                                             hours-a-day.  Authorize electronic
                                             transfers from your bank account on
                                             your account application, or call
                                             us for the appropriate form to add
                                             electronic transfer authorization
                                             to your existing account.

                                             See below for further information
                                             about the Automated Telephone
                                             Service.


By Computer                             If you are adding to an existing
                                        account:

                                             You can make purchases into
                                             Westcore Funds accounts by
                                             accessing the Westcore Trans@ction
                                             Center at www.westcore.com 24
                                             hours-a-day. Authorize electronic
                                             transfers from your bank account on
                                             your account application, or call
                                             us
                                             for the appropriate form to add
                                             electronic transfer authorization
                                             to your existing account.

                                             See below for further information
                                             about the Westcore Trans@ction
                                             Center.

                                        If you already have an existing account
                                        and you wish to open a new account with
                                        identical registration and account
                                        options in another fund:

                                             You can open a new account copying
                                             your existing Westcore Funds
                                             account registration and account
                                             options by accessing the Westcore
                                             Trans@ction Center at
                                             www.westcore.com 24 hours-a-day.
                                             Authorize electronic transfers from
                                             your bank account on your account
                                             application, or call us for the
                                             appropriate form to add electronic
                                             transfer authorization to your
                                             existing account.

                                             See below for further information
                                             about the Westcore Trans@ction
                                             Center.


If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase. If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. The Funds reserve the right to reject any order.

EXCHANGING SHARES


By Telephone                            If you are exchanging into an existing
                                        account:

                                             Your account will automatically
                                             have the telephone exchange
                                             privilege, unless you specifically
                                             decline this option on the
                                             application or in writing. You can
                                             make exchanges into Westcore Funds
                                             accounts by calling 1-800-392-CORE
                                             (2673) and speaking with an
                                             Investor Service Representative
                                             during normal business hours or
                                             using the Automated Service Line 24
                                             hours-a-day.

                                             See below for further information
                                             about the Automated Telephone
                                             Service.

                                        If you already have an existing account
                                        and you wish to exchange into a new
                                        account with identical registration and
                                        account options in another Fund:

                                             Your account will automatically
                                             have the telephone exchange
                                             privilege, unless you specifically
                                             decline this option on the
                                             application or in writing. You can
                                             exchange into a new account copying
                                             your existing Westcore Funds
                                             account registration and account
                                             options by calling 1-800-392-CORE
                                             (2673) and speaking with an
                                             Investor Service Representative
                                             during normal business hours or
                                             using the Automated Service Line 24
                                             hours-a-day.

                                             See below for further information
                                             about the Automated Telephone
                                             Service.


By Computer                             If you are exchanging into an existing
                                        account:

                                             Your account will automatically
                                             have the computer exchange
                                             privilege, unless you specifically
                                             decline this option in writing. You
                                             can make exchanges into Westcore
                                             Funds accounts by accessing the
                                             Westcore Trans@ction Center at
                                             www.westcore.com 24 hours-a-day.

                                             See below for further information
                                             about the Westcore Trans@ction
                                             Center.

                                        If you already have an existing account
                                        and you wish to exchange into a new
                                        account with identical registration and
                                        account options in another Fund:

                                             Your account will automatically
                                             have the computer exchange
                                             privilege, unless you specifically
                                             decline this option in writing. You
                                             can exchange into a new account
                                             copying your existing Westcore
                                             Funds account registration and
                                             account options by accessing the
                                             Westcore Trans@ction Center at
                                             www.westcore.com 24 hours-a-day.

                                             See below for further information
                                             about the Westcore Trans@ction
                                             Center.


REDEEMING SHARES

You may redeem your Fund shares on any business day which the New York Stock Exchange is open. If you have any questions about how to redeem your shares, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within seven business days after receipt of a valid redemption request.

If you have authorized the electronic funds transfer service, your redemption proceeds will be wired directly into your designated bank account normally on the second business day after receipt of a valid redemption request.

If the shares being redeemed are held in certificate form, the certificate must be returned with or before your redemption request.

If the shares being redeemed were purchased by check, telephone, computer or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.

By Telephone                            Your account will automatically have the
                                        telephone redemption privilege, unless
                                        you specifically decline this option on
                                        the application or in writing. You can
                                        make redemptions from Westcore Funds
                                        accounts by calling 1-800-392-CORE
                                        (2673) and speaking with an Investor
                                        Service Representative during normal
                                        business hours or using the Automated
                                        Service Line 24 hours-a-day.  Authorize
                                        electronic transfers from your bank
                                        account on your account application, or
                                        call us for the appropriate form to add
                                        electronic transfer authorization to
                                        your existing account.

                                        See below for further information about
                                        the Automated Telephone Service.


By Computer                             Your account will automatically have the
                                        computer redemption privilege, unless
                                        you specifically decline this option in
                                        writing. You can make redemptions from
                                        Westcore Funds accounts by accessing the Westcore Trans@ction Center at www.westcore.com 24 hours-a-day. You need to have authorized electronic transfers from your bank account on your account application or call us for the appropriate form to add electronic transfer authorization to your existing account.

                                        See below for further information about
                                        the Westcore Trans@ction Center.

ADDITIONAL INFORMATION ON TELEPHONE AND COMPUTER SERVICE

Normal business hours to speak with an Investor Service Representative at 1-800-392-CORE (2673) are 7am - 6 pm Mountain Time, Monday through Friday.

Westcore Automated Service Line can be reached via 1-800-392-CORE (2673) for 24 hour access to account and fund information, purchases, exchanges and redemptions and ordering duplicate statements, tax forms or additional checkbooks for the BlackRock Money Market Portfolio.

Visit our website at www.westcore.com to find out up-to-date information on each of the Westcore funds. In addition, you can access the Westcore Trans@ction Center for 24 hour access to account information, purchases, exchanges and redemptions.

All shareholders [except for certain accounts opened through Service Organizations (as defined below) and certain retirement accounts] automatically have access to Telephone Service and Westcore Trans@ction Center unless written notification explicitly declining these services is received by Westcore Funds at P.O. Box 8319, Boston, MA 02266-8319.

Shareholders can follow the instructions provided at the Automated Service Line and Westcore Trans@ction Center to access these services using a personal identification number(s).

Telephone and Computer redemptions are not available for shares held in individual retirement accounts sponsored by the Funds. In addition, telephone and computer exchanges and redemptions are not available for shares held in accounts registered to business entities (i.e. corporations, partnerships, sole proprietorships) or fiduciary entities (i.e. Uniform Gift to Minor Account, etc.).

Each separate transaction type (purchases, exchange-in, exchange-out and redemptions) via these services has a $25,000 daily maximum for transactions processed by telephone and/or computer.

Purchases or Redemptions by Wire are not available using either the Automated Service Line or Westcore Trans@ction Center.

You may choose to initiate certain transactions by telephone or computer. Although Westcore Funds has designed procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the address of record, shareholders may give up some level of security by choosing to purchase, exchange or redeem shares by telephone or computer rather than by mail. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or computer transactions when procedures are followed which are reasonably designed to confirm that computer or telephone transaction request is genuine. It may be difficult to reach the Funds by telephone or computer during periods of unusual market activity. If this happens, you may redeem your shares by mail as described in this Prospectus.

The Funds or their agents may, in case of emergency, temporarily suspend telephone and computer transactions and other shareholder services.

     The following additions to the prospectus are in bold type.

     2. The second paragraph under the caption "Fund Specifics - Equity Funds - In what types of securities do the Westcore Equity Funds invest?" on page 12 is changed to read as follows:

     "Westcore MIDCO Growth Fund invests primarily in equity securities of medium capitalization companies. As of MAY 29, 1998, the median capitalization of companies held by the Westcore MIDCO Growth Fund was $2.5 BILLION. UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF THE VALUE OF THE WESTCORE MIDCO GROWTH FUND'S TOTAL ASSETS IS INVESTED IN COMPANIES WITH MARKET CAPITALIZATIONS OF $900 MILLION TO $14 BILLION AT THE TIME OF PURCHASE."

     3. The fifth paragraph under the caption "Fund Specifics - Equity Funds - In what types of securities do the Westcore Equity Funds invest?" on page 12 is changed to read as follows:

     "Westcore Small-Cap Opportunity Fund invests primarily in small-capitalization companies. As of MAY 29, 1998, the median capitalization of companies held by the Westcore Small-Cap Opportunity Fund was $530 MILLION. UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF THE VALUE OF THE WESTCORE SMALL-CAP OPPORTUNITY FUND'S TOTAL ASSETS IS INVESTED IN COMPANIES WITH MARKET CAPITALIZATIONS OF $2 BILLION OR LESS AT THE TIME OF PURCHASE."

     4. The second sentence under the caption "Fund Specifics - Equity Funds - What are the other investment policies of the Westcore Equity Funds?" on page 12 is changed to read as follows:

     "Additionally, EACH Westcore Equity Fund may invest up to 25% of ITS total assets in securities which are below investment grade, whether rated or unrated, and which are convertible into common stock."

     5. The third sentence under the caption "Fund Specifics - Equity Funds - What are the other investment policies of the Westcore Equity Funds?" on page 12 is changed to read as follows:

     " The Westcore MIDCO Growth, Growth and Income and Blue Chip Funds may also invest, directly or indirectly, up to 25%, 25% and 25% of their total assets in securities issued by foreign companies, respectively."

     6. The first sentence under the caption "Price of Fund Shares" on page 22 is changed to read as follows:

     "All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request and payment, if required, are received by the transfer agent OR CERTAIN AUTHORIZED BROKER-DEALERS OR DESIGNATED INTERMEDIARIES in proper form."

     7. The third sentence under the caption "Price of Fund Shares" on page 22 is changed to read as follows:

     "In order to receive a day's price, your order must be received by the transfer agent OR CERTAIN AUTHORIZED BROKER-DEALERS OR DESIGNATED INTERMEDIARIES by the close of regular trading on the NYSE on that day."

     8. The following paragraph is added after the second paragraph under the caption "Price of Fund Shares" on page 22:

     "WESTCORE HAS AUTHORIZED CERTAIN BROKER-DEALERS TO ACCEPT ON ITS BEHALF PURCHASE ORDERS MADE THROUGH A 'MUTUAL FUND SUPERMARKET.' SUCH AUTHORIZED BROKER-DEALERS MAY DESIGNATE OTHER INTERMEDIARIES TO ACCEPT PURCHASE ORDERS ON BEHALF OF WESTCORE."

     9. The following sentence is added at the end of the first paragraph under the caption "Management of the Funds - Investment Personnel" on page 26:

    "MR. ANDERSON WORKS WITH SECURITIES ANALYSTS WHO FROM TIME TO TIME PURCHASE AND SELL SPECIFIC SECURITIES UNDER HIS SUPERVISION."

     10. The following sentence is added at the end of the third paragraph under the caption "Management of the Funds - Investment Personnel" on page 26:

     "MR. SCHULHOF WORKS WITH SECURITIES ANALYSTS WHO FROM TIME TO TIME PURCHASE AND SELL SPECIFIC SECURITIES UNDER HIS SUPERVISION."

     11. The last sentence under the caption "Supplemental Information - Foreign Securities" on page 34 is changed to read as follows:

     "Up to 25% of the MIDCO Growth, Growth and Income AND BLUE CHIP Funds' assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through ADRs."

[LOGO] Westcore Funds
       370 17th Street
       Suite 3100
       Denver, Colorado  80202
       1-800-392-CORE (2673)
       www.westcore.com
       Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.


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